VESSELS, NET	12 Months Ended
Dec. 31, 2012
VESSELS, NET [Abstract]
VESSELS, NET
8.  VESSELS, NET

Vessels, net, consist of the carrying value of 20 vessels including drydocking costs.

All figures in USD '000	Vessels	Drydocking	Total
Carrying Value December 31, 2011	1,005,147	17,646	1,022,793
Accumulated depreciation December 31, 2011	334,846	9,398	344,244
Depreciation expense 2011	59,102	5,524	64,626
Carrying Value December 31, 2012	933,424	31,431	964,855
Accumulated depreciation December 31, 2012	397,641	15,822	413,463
Impairment Loss on Vessel 2012	12,030	-	12,030
Depreciation expense 2012	62,795	6,424	69,219

Impairment Loss on Vessels
The Company recorded impairment loss on vessels of $12.0 million, $nil and $nil for the years ended December 31, 2012, 2011 and 2010, respectively. The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of each of its vessels may not be recoverable. During the fourth quarter of 2012, the Company identified one vessel where we believed that future undiscounted cash flow was less than the carrying value and therefore not fully recoverable. The impairment loss recorded is equal to the difference between the asset's carrying value and estimated fair value.